ORDINARY SHARES (Details) - $ / shares	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
ORDINARY SHARES AND PREFERRED SHARES
Common stock, authorized (in shares)	5,000,000,000	5,000,000,000	5,000,000,000
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, outstanding (in shares)	312,522,703	312,459,711	310,486,975
Ordinary shares
ORDINARY SHARES AND PREFERRED SHARES
Common stock, par value (in dollars per share)		$ 0.00001	$ 0.00001
Common stock, outstanding (in shares)		312,459,711	310,486,975
Class A ordinary shares
ORDINARY SHARES AND PREFERRED SHARES
Common stock, outstanding (in shares)		272,639,125	270,666,389
Class B ordinary shares
ORDINARY SHARES AND PREFERRED SHARES
Common stock, outstanding (in shares)		39,820,586	39,820,586